PROPERTY, EQUIPMENT AND SOFTWARE - Schedule of property, equipment and software, net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Property, Plant and Equipment, Net, by Type
Total property, equipment and software	¥ 110,008	$ 15,494	¥ 116,206
Less: accumulated depreciation and amortization	(73,497)	(10,352)	(61,583)
Net book value	36,511	5,142	54,623
Construction in progress			6,218
Total net book value of property, equipment and software	36,511	5,142	60,841
Laboratory equipment
Property, Plant and Equipment, Net, by Type
Total property, equipment and software	54,377	7,659	52,989
Leasehold improvements
Property, Plant and Equipment, Net, by Type
Total property, equipment and software	33,646	4,739	37,375
Software
Property, Plant and Equipment, Net, by Type
Total property, equipment and software	12,018	1,693	14,506
Office furniture and equipment
Property, Plant and Equipment, Net, by Type
Total property, equipment and software	¥ 9,967	$ 1,403	11,171
Delivery equipment
Property, Plant and Equipment, Net, by Type
Total property, equipment and software			¥ 165